Benefit Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	666,162	441,162	664,585	624,618
Share-based payment arrangements	$ 0	$ 0	$ 0
Outstanding warrants	382,693
Weighted average exercise price	$ 3.42
Warrant expiry date	Aug. 20, 2022
Maximum percentage of CO's total earnings before tax for three years	10.00%
Target incentive compensation level for the first three year cycle	$ 2,067,000
Percentage of total payout capped	200.00%
Payment portion of LTCIP value at the end of first three year	0.33
Payment portion of LTCIP value thereafter	0.33
Share Based Compensation Payout Ratio Under Long Term Cash Incentive Plan	0.33
Percentage of amount payable at the end of three year	50.00%
Percentage Of Remaining Amount Payable One Year Thereafter	50.00%
Amounts earned under CEO long-term cash incentive Plan	$ 0
Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of outstanding options	0
Unrecognized compensation, non-vested portion of stock option	144,000
Total compensation cost for recognized expenses	$ 109,000	$ 76,000	$ 143,000
Amended Birks Employee Stock Option Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.05
Options granted	6,162	6,162	6,454
Compensation expense	$ 0	$ 0	$ 0
Stock Compensation Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description	Birks ESOP
Combined Equity Award Plans [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares	1,304,025
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	627	926	3,836	9,081
Compensation expense	$ 0	$ 0	$ 0
Options outstanding, Weighted average remaining life (years)	4 years
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares to be issued under this plan	No additional shares will be issued under this plan.
Additional shares issued	0	0	0
Employee Stock Purchase Plans [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares	100,000
Common stock purchase percent	85.00%
Outstanding shares	99,995
Profit Sharing 401 K Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee contribution	25.00%
Percentage of employee compensation	4.00%
Company matching contributions after exercise of its right to cancel future matching contributions	$ 0	$ 0	$ 0
Long Term Incentive Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares	900,000
Long term incentive plan stock appreciation rights, weighted average exercise price	$ 1.45
Options outstanding	660,000
Stock options issued	235,000	50,000
Vesting period	3 years
Exercise price	$ 0.78	$ 1.94
Expiration period	10 years
Weighted Average Grant Date Fair Value	$ 0.69	$ 1.71
Dividend yield	0.00%
Expected volatility	95.30%	94.80%
Risk free interest rate	2.30%	2.04%
Weighted average expected term	10 years
Long Term Incentive Plan [Member] | Stock Appreciation Rights [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights granted	154,990